INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Disclosure of Detailed Information About Inventories	Inventories consist of the following:

	December 31, 2023	December 31, 2022
	$	$
Raw materials	173,404,495	135,656,954
Work in process	28,105,877	22,809,755
Finished goods	48,096,384	8,725,226
	249,606,756	167,191,935